Consolidated income statements - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit (loss) [abstract]
Net sales	€ 22,106	€ 19,889
Other revenues	1,438	1,452
Cost of sales	(6,155)	(5,881)
Gross profit	17,389	15,460
Research and development expenses	(3,980)	(3,717)
Selling and general expenses	(4,792)	(4,506)
Other operating income	800	533
Other operating expenses	(3,436)	(2,476)
Amortization of intangible assets	(1,087)	(777)
Impairment of intangible assets	(1,031)	(210)
Fair value remeasurement of contingent consideration	(37)	(61)
Restructuring costs and similar items	(563)	(430)
Other gains and losses, and litigation	(95)	(57)
Operating income	3,168	3,759
Financial expenses	(465)	(361)
Financial income	137	184
Income before tax and investments accounted for using the equity method	2,840	3,582
Income tax expense	(871)	(711)
Share of profit/(loss) from investments accounted for using the equity method	2	85
Net income from continuing operations	1,971	2,956
Net income from discontinued operations	26	2,881
Net income	1,997	5,837
Net income attributable to non-controlling interests	40	25
Net income attributable to equity holders of Sanofi	€ 1,957	€ 5,812
Basic earnings per share from continuing operations (in euros per share)	€ 1.61	€ 2.40
Basic earnings per share from discontinued operations (in euros per share)	0.02	2.34
Basic earnings per share (in euros per share)	1.63	4.74
Diluted earnings per share from continuing operations (in euros per share)	1.60	2.39
Diluted earnings per share from discontinued operations (in euros per share)	0.02	2.33
Diluted earnings per share (in euros per share)	€ 1.62	€ 4.72